NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
Net income (loss) per share is presented in conformity with the two-class method required for multiple classes of ordinary share and participating securities.

Basic net income per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of share options, restricted stock units and other contingently issuable shares. The dilutive effect of outstanding share options, restricted stock units and other contingently issuable shares is reflected in diluted earnings per share by application of the treasury stock method.

The Company has two classes of ordinary share subsequent to the EJFA Merger on June 22, 2022: Class A and Class B. See Note 3 for additional information. The computation of the diluted net income per share of Class A Ordinary Shares assumes the conversion of Class B Ordinary Shares, while the diluted net income per share of Class B Ordinary Shares does not assume the conversion of those shares. The rights, including the liquidation and dividend rights, of the holders of the Company’s Class A Ordinary Shares and Class B Ordinary Shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis and result in an identical net loss per share for each class under the two-class method.

The Preferred Shares are a participating security, whereby if a dividend is declared to the holders of ordinary shares, the holders of Preferred Shares would participate to the same extent as if they had converted the Preferred Shares to ordinary shares. Net loss is attributed to ordinary shareholders and participating securities based on their participation rights. Net loss attributable to ordinary shareholders is not allocated to the Preferred Shares as the holders of the Preferred Shares do not have a contractual obligation to share in any losses.

The following table sets forth the calculation of basic and diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2024, 2023 and 2022 (in thousands, except share and per share data):

	Year Ended December 31, 2024
	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(329,754)	$(71,652)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	58,227,497	12,652,310
Net loss per share attributable to ordinary shareholders, basic and diluted	$(5.66)	$(5.66)

	Year Ended December 31, 2023
	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(98,505)	$(29,933)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	46,046,607	13,992,286
Net loss per share attributable to ordinary shareholders, basic and diluted	$(2.14)	$(2.14)

	Year Ended December 31, 2022
	Class A	Class B
Numerator:
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders	$(238,299)	$(64,022)
Less: Undistributed earnings allocated to participating securities	(9,620)	(2,585)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(247,919)	$(66,607)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	30,152,746	8,100,990
Net loss per share attributable to ordinary shareholders, basic and diluted	$(8.22)	$(8.22)

The following potentially dilutive outstanding securities as of December 31, 2024, 2023 and 2022 were excluded from the computation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods:

	December 31,
	2024	2023	2022
Share options	3,740,789	3,895,087	6,379,785
Options to restricted shares	19,948,408	20,046,080	20,217,940
RSUs	3,009,918	3,034,203	479,497
Ordinary share warrants	2,016,321	2,016,326	1,955,725
Redeemable convertible preferred shares	5,000,000	5,000,000	—
Exchangeable notes	11,434,704	—	—
Net potential dilutive outstanding securities	45,150,140	33,991,696	29,032,947